Property, Plant and Equipment, Net	6 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, plant and equipment, net

Note 5 – Property, plant and equipment, net

Property, plant and equipment consist of the following:

	December 31, 2018	June 30, 2018
	(unaudited)
Machinery and equipment	$882,888	$917,017
Transportation equipment	4,235,623	4,399,356
Office equipment	1,177,817	1,221,704
Buildings and improvements	490,292	458,718
Total	6,786,620	6,996,795
Less: Accumulated depreciation and amortization	(4,687,404)	(4,248,386)
Property, plant and equipment, net	$2,099,216	$2,748,409

Depreciation expense amounted to approximately $0.6 million for each of the six months ended December 31, 2018 and 2017.